FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

20.                               FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group’s financial assets measured at fair value on a recurring basis as of December 31, 2012 and 2013 consists of available-for-sale securities as set out in Note 5 based on level 1 input because the Group used the quoted prices for identical instruments traded in active markets to value the investments.

The following table summarizes the Group’s financial assets measured and recorded at fair value on recurring basis as of December 31, 2012, and 2013, respectively:

	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
As of December 31, 2012
Assets:
Available-for-sale investments	15,575	—	—	15,575

Total assets at fair value	15,575	—	—	15,575

As of December 31, 2013
Assets:
Available-for-sale investments	7,127	—	—	7,127

Total assets at fair value	7,127	—	—	7,127

Measured at fair value on a nonrecurring basis

The Group measured certain intangible assets at their fair value on a nonrecurring basis, resulting an impairment loss of RMB5,901 recognized in 2012, as set out in Note 9. The Group determined the fair values of intangible assets based on a discounted cash flow model (e.g., excess earning method) using key assumptions including revenue growth rates and discount rates.